SEGMENTED INFORMATION	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
SEGMENTED INFORMATION

14. SEGMENTED INFORMATION

At September 30, 2023 and December 31, 2022, the Company has only one segment, being the HealthTab™ - Point of Care Business in Canada.

Revenue from one customer was $1,852,851 during the period ended September 30, 2023 (2022 - $791,588). The major customer purchases the goods from the Company’s only segment HealthTab™ - Point of Care Business.